T. ROWE PRICE Global Multi-Sector Bond Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  10.4%
Car Loan  0.8%
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  1,215 1,236
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 490 497
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 485 487
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class C
4.95%, 2/20/30 (1) 100 100
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 4.967%, 12/26/31 (1) 338 339
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.167%, 12/26/31 (1) 87 88
Carvana Auto Receivables Trust
Series 2023-N2, Class E
9.94%, 4/10/30 (1) 3,320 3,474
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 720 726
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 1,900 1,943
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  237 241
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  1,175 1,183
Exeter Automobile Receivables Trust
Series 2025-5A, Class C
4.68%, 3/15/32  2,330 2,362
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 542 551
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 1,391 1,406

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 2,003 2,020
Securitized Term Auto Receivables Trust
Series 2026-A, Class D
4.873%, 3/25/33 (1) 3,163 3,179
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 44 44
19,876
Other Asset-Backed Securities  9.4%
522 Funding
Series 2019-5A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.16%, 4/15/35 (1) 2,805 2,805
Abry Liquid Credit
Series 2026-3A, Class A1, CLO, FRN
3M TSFR + 1.23%, 4.902%, 4/20/39 (1) 2,385 2,385
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.832%, 4/15/39 (1) 4,235 4,235
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 10/20/34 (1) 1,535 1,537
AGL
Series 2023-26A, Class D1R, CLO, FRN
3M TSFR + 2.90%, 6.57%, 10/21/38 (1) 5,580 5,483
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 3,305 3,301
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.17%, 7/20/36 (1) 2,870 2,876
Apex Credit
Series 2025-13A, Class A1, CLO, FRN
3M TSFR + 1.35%, 5.021%, 1/22/39 (1) 5,700 5,712
ARES LX
Series 2021-60A, Class CR, CLO, FRN
3M TSFR + 1.75%, 5.418%, 7/18/34 (1) 5,905 5,905
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.30%, 7/17/35 (1) 2,720 2,725
Ballyrock
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.33%, 5.002%, 1/15/38 (1) 4,890 4,901
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.298%, 1/18/35 (1) 3,970 3,973

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 4.853%, 5/17/31 (1) 2,190 2,191
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.203%, 5/17/31 (1) 2,375 2,373
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.568%, 1/17/33 (1) 1,490 1,489
Battalion XXI
Series 2021-21A, Class AR, CLO, FRN
3M TSFR + 1.15%, 4.822%, 7/15/34 (1) 8,125 8,134
CIFC Funding
Series 2017-3A, Class D1R, CLO, FRN
3M TSFR + 3.70%, 7.368%, 4/20/37 (1) 1,030 1,031
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 5.084%, 7/15/36 (1) 3,930 3,936
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 3,940 2,872
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 4.898%, 10/20/31 (1) 111 111
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 385 390
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 888 877
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 4.798%, 7/17/34 (1) 3,975 3,981
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 504 484
Elmwood
Series 2022-7A, Class AR2, CLO, FRN
3M TSFR + 1.20%, 4.828%, 1/20/39 (1) 2,295 2,299
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 4.768%, 10/20/33 (1) 4,473 4,473
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.068%, 10/18/33 (1) 3,370 3,375

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fortress Credit BSL XXIV
Series 2025-1A, Class A, CLO, FRN
3M TSFR + 1.27%, 4.938%, 4/20/38 (1) 4,420 4,430
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 4.978%, 10/25/34 (1) 2,865 2,871
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 4,452 4,313
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 5.877%, 5/6/30 (1) 3,437 3,447
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 3,689 3,598
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.042%, 7/15/35 (1) 3,260 3,269
Kings Park
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 4.87%, 1/21/39 (1) 3,270 3,273
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 5.422%, 1/15/36 (1) 1,175 1,176
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 6.172%, 1/15/36 (1) 3,670 3,677
KKR
Series 34A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.422%, 7/15/34 (1) 5,115 5,124
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 4.968%, 10/20/34 (1) 1,345 1,347
Madison Park Funding LI
Series 2021-51A, Class A1R, CLO, FRN
3M TSFR + 1.23%, 4.898%, 10/19/38 (1) 830 832
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.718%, 10/20/29 (1) 2,340 2,339
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 4.962%, 10/15/32 (1) 2,747 2,750
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 5,320 5,314

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Magnetite XXXIV
Series 2023-34A, Class D1R, CLO, FRN
3M TSFR + 2.55%, 6.222%, 1/15/38 (1) 500 491
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 133 133
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 1,884 1,941
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.718%, 7/17/36 (1) 1,090 1,089
Northwoods Capital XIV
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.883%, 11/13/31 (1) 2,793 2,799
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29 (1) 3,340 3,382
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 4.867%, 7/30/37 (1) 4,750 4,754
Palmer Square
Series 2021-1A, Class A1AR, CLO, FRN
3M TSFR + 1.15%, 4.818%, 4/20/38 (1) 4,545 4,548
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 81 82
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.786%, 8/20/32 (1) 4,244 4,252
Rockland Park
Series 2021-1A, Class D1R, CLO, FRN
3M TSFR + 2.90%, 6.568%, 7/20/38 (1) 5,475 5,165
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.222%, 4/15/37 (1) 3,625 3,627
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 1,918 1,972
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.218%, 7/20/34 (1) 3,565 3,569
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.218%, 4/25/37 (1) 3,325 3,327

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 5.868%, 4/25/37 (1) 3,090 3,093
Sonic Capital
Series 2021-1A, Class A2II
2.636%, 8/20/51 (1) 1,730 1,530
Sound Point XX
Series 2018-2A, Class A, CLO, FRN
3M TSFR + 1.362%, 5.03%, 7/26/31 (1) 608 609
Sound Point XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 1/20/32 (1) 520 521
Symphony
Series 2023-30A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 5.208%, 10/20/37 (1) 2,085 2,087
Symphony
Series 2024-42A, Class A1, CLO, FRN
3M TSFR + 1.53%, 5.198%, 4/17/37 (1) 2,970 2,977
THL Credit Wind River
Series 2019-3A, Class AR3, CLO, FRN
3M TSFR + 1.20%, 4.992%, 1/15/38 (1) 3,335 3,340
TPIC SPV
Class A
10.00%, 12/6/26, (10.00% PIK), Acquisiton Date: 12/10/24,
Cost $217 (2)(3)(4) 278 278
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $3,406 (2)(4) 3,406 3,032
Trestles VIII
Series 2025-8A, Class A1, CLO, FRN
3M TSFR + 1.33%, 4.998%, 6/11/35 (1) 4,730 4,735
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.778%, 1/25/34 (1) 5,350 5,351
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.728%, 1/25/35 (1) 5,425 5,416
Wellfleet
Series 2019-1A, Class A2RR, CLO, FRN
3M TSFR + 1.50%, 5.168%, 7/20/32 (1) 5,110 5,114
Wellfleet
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.18%, 4.848%, 4/20/34 (1) 4,020 4,020
Wise
Series 2024-2A, Class A, CLO, FRN
3M TSFR + 1.46%, 5.132%, 7/15/37 (1) 7,890 7,902
222,750

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Student Loan  0.2%
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 2,101
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 1,812
3,913
Total Asset-Backed Securities
(Cost $247,415) 246,539
BANK LOANS  2.7% (5)
FINANCIAL INSTITUTIONS  0.5%
Financial Other  0.1%
Mermaid Bidco, FRN
3M TSFR + 3.25%, 6.913%, 7/3/31  923 878
878
Insurance  0.4%
Asurion, FRN
1M TSFR + 5.25%, 9.037%, 1/20/29  1,060 1,059
CRC Insurance Group, FRN
3M TSFR + 2.75%, 6.422%, 5/6/31  4,505 4,414
OneDigital Borrower, FRN
1M TSFR + 3.00%, 6.673%, 7/2/31  5,004 4,814
10,287
Total Financial Institutions 11,165
INDUSTRIAL  2.1%
Capital Goods  0.7%
CPM Holdings, FRN
1M TSFR + 4.50%, 8.171%, 9/28/28  4,922 4,822
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 9.934%, 5/21/29 (2) 3,079 3,094
LTI Holdings, FRN
1M TSFR + 3.75%, 7.423%, 7/29/29  3,832 3,831
Proampac PG Borrower, FRN
3M TSFR + 4.00%, 7.663%, 9/15/28  5,140 5,062
16,809
Communications  0.1%
Mercury Data Center Bidco, FRN
3M TSFR + 4.75%, 8.51%, 9/5/29 (2) 2,437 2,428
2,428

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Cyclical  0.1%
Boots Group Finco, FRN
3M TSFR + 3.25%, 6.956%, 8/30/32  1,345 1,346
1,346
Consumer Non-Cyclical  0.1%
Amneal Pharmaceuticals, FRN
1M TSFR + 3.00%, 6.673%, 8/1/32  1,007 1,007
Hopper Merger Sub, FRN
1/5/34 (2)(6) 1,455 1,440
2,447
Technology  1.1%
Avalara, FRN
3M TSFR + 2.75%, 6.422%, 3/26/32  5,985 5,543
Cloud Software Group, FRN
3M TSFR + 3.25%, 8/13/32 (6) 6,060 5,608
Proofpoint, FRN
1M TSFR + 3.00%, 8/31/28 (6) 5,945 5,682
Storable, FRN
1M TSFR + 3.25%, 4/16/31 (6) 6,075 5,794
Vantor Holdings, FRN
1M TSFR + 4.50%, 2/28/33 (6) 3,575 3,521
26,148
Transportation  0.0%
Merlin Buyer, FRN
3M TSFR + 4.00%, 7.672%, 12/14/28  878 882
882
Total Industrial 50,060
UTILITY  0.1%
Electric  0.1%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.25%, 5.923%, 2/26/32  1,702 1,697
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.153%, 12/15/31  1,990 1,994
Total Utility 3,691
Total Bank Loans
(Cost $66,268) 64,916
BOND FUNDS  1.3%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
6.48% (7)(8) 3,483 32,146
Total Bond Funds
(Cost $32,931) 32,146

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Industrial Other  0.0%
Mriya Farming, Recovery Certificates (EUR), Acquisition Date:
8/23/18, Cost $— (2)(4)(9) 128 —
Total Industrial —
Total Common Stocks
(Cost $–) —
CONVERTIBLE BONDS  0.0%
FINANCIAL INSTITUTIONS  0.0%
Financial Other  0.0%
Kaisa Group Holdings, Zero Coupon, 12/31/26 (1) 168 3
Kaisa Group Holdings, Zero Coupon, 12/31/27 (1) 210 2
Kaisa Group Holdings, Zero Coupon, 12/31/28 (1) 337 4
Kaisa Group Holdings, Zero Coupon, 12/31/29 (1) 337 3
Kaisa Group Holdings, Zero Coupon, 12/31/30 (1) 421 1
Kaisa Group Holdings, Zero Coupon, 12/31/31 (1) 421 6
Kaisa Group Holdings, Zero Coupon, 12/31/32 (1) 794 8
Total Financial Institutions 27
INDUSTRIAL  0.0%
Transportation  0.0%
Bolt Innovation, Zero Coupon, 2/5/33 (HKD)  4,000 495
Total Industrial 495
Total Convertible Bonds
(Cost $622) 522
CORPORATE BONDS  25.1%
FINANCIAL INSTITUTIONS  10.1%
Banking  7.0%
Banco de Sabadell, VR, 5.125%, 11/10/28 (EUR) (10) 3,500 4,307
Bancolombia, VR, 8.625%, 12/24/34 (10) 4,022 4,308
Bank of America, VR, 5.819%, 9/15/29 (10) 3,920 4,088
Bank of the Philippine Islands, 5.25%, 3/26/29  3,050 3,139
Barclays, VR, 4.837%, 9/10/28 (10) 10,120 10,227
Barclays, VR, 7.625% (10)(11) 1,700 1,806
BBVA Mexico, VR, 5.125%, 1/18/33 (10) 4,745 4,720
BBVA Mexico, VR, 5.875%, 9/13/34 (10) 2,305 2,328
CaixaBank, VR, 4.634%, 7/3/29 (1)(10) 3,397 3,438

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CaixaBank, VR, 6.208%, 1/18/29 (1)(10) 1,203 1,248
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (10) 6,200 7,552
Danske Bank, VR, 4.298%, 4/1/28 (1)(10) 5,475 5,496
Erste Group Bank, VR, 4.25% (EUR) (10)(11) 2,800 3,315
HSBC Holdings, VR, 4.899%, 3/3/29 (10) 3,415 3,468
HSBC Holdings, VR, 5.13%, 3/3/31 (10)(12) 1,400 1,444
ING Groep, VR, 6.114%, 9/11/34 (10) 5,255 5,720
Ipoteka-Bank ATIB, 6.45%, 10/9/30 (12) 5,420 5,572
Ipoteka-Bank ATIB, 17.50%, 10/9/28 (UZS)  19,400,000 1,647
Jerrold Finco, 7.50%, 6/15/31 (GBP) (1) 1,765 2,454
Shinhan Bank, 5.75%, 4/15/34  5,280 5,641
Skandinaviska Enskilda Banken, Series 604, 3.00%, 12/17/30 (SEK)  140,000 15,821
Societe Generale, VR, 5.249%, 5/22/29 (1)(10) 9,579 9,788
Stadshypotek, Series 1596, 2.50%, 2/1/30 (SEK)  174,000 19,339
Standard Chartered, VR, 0.85%, 1/27/28 (EUR) (10) 4,015 4,676
Swedbank Hypotek, Series #201, 3.00%, 10/29/30 (SEK)  147,600 16,686
Türkiye Is Bankasi, Series 182, Zero Coupon, 8/24/26 (TRY)  144,950 2,824
UBS Group, VR, 7.75%, 3/1/29 (EUR) (10) 5,175 6,701
Wells Fargo, VR, 3.526%, 3/24/28 (10) 2,815 2,800
Wells Fargo, VR, 5.15%, 4/23/31 (10) 5,666 5,865
166,418
Brokerage Asset Managers Exchanges  0.3%
Jane Street Group, 6.125%, 11/1/32 (1) 2,670 2,678
Jane Street Group, 6.75%, 5/1/33 (1) 3,495 3,586
6,264
Finance Companies  0.2%
Shriram Finance, 6.625%, 4/22/27  5,525 5,644
5,644
Financial Other  1.8%
Aldar Properties, VR, 6.623%, 4/15/55 (10) 6,235 6,485
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 3,700 3,707
Blackstone Property Partners Europe Holdings, 1.625%, 4/20/30
(EUR)  4,850 5,380
HA Sustainable Infrastructure Capital, VR, 7.125%, 11/15/56 (10) 310 310
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (10) 4,338 4,576
Iridium Capital, FRN, 6M EURIBOR + 2.50%, 4.62%, 12/2/30 (EUR)  5,300 6,283
Kona SPC, FRN, 1M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (1) 5,000 5,949
Kona SPC, FRN, 1M EURIBOR + 3.55%, 5.718%, 9/15/26 (EUR) (1) 4,980 5,945
MAF Global Securities, VR, 7.875% (10)(11) 4,200 4,342
42,977
Insurance  0.3%
Asurion & Asurion Co-Issuer, 8.375%, 2/1/34 (1) 4,478 4,452
CNO Global Funding, 4.95%, 9/9/29 (1) 1,880 1,918

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Equitable America Global Funding, 3.95%, 9/15/27 (1) 1,100 1,099
7,469
Real Estate Investment Trusts  0.5%
FIBRA Prologis, 5.50%, 11/26/35 (1) 4,670 4,742
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  5,000 5,946
10,688
Total Financial Institutions 239,460
INDUSTRIAL  13.7%
Basic Industry  1.2%
CSN Resources, 8.875%, 12/5/30 (12) 2,350 1,918
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29  5,050 4,958
Krakatau Posco, 6.375%, 6/11/27  3,950 4,027
Orbia Advance Corp., 6.80%, 5/13/30  6,445 6,498
POSCO, 5.75%, 1/17/28 (1)(12) 1,740 1,793
Qnity Electronics, 5.75%, 8/15/32 (1) 325 332
Qnity Electronics, 6.25%, 8/15/33 (1) 140 145
Sasol Financing USA, 4.375%, 9/18/26  5,640 5,606
Sasol Financing USA, 6.50%, 9/27/28 (12) 2,460 2,448
27,725
Capital Goods  0.2%
Boeing, 3.10%, 5/1/26  4,395 4,386
Vertiv Holdings, 5.80%, 3/15/56  665 666
5,052
Communications  2.8%
Advanced Info Service, 4.26%, 3/4/31  3,640 3,655
Africell Holding, 10.50%, 10/23/29 (1)(12) 3,665 3,699
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1) 2,200 2,236
CCO Holdings, 7.00%, 2/1/33 (1) 2,715 2,776
HTA Group, 7.50%, 6/4/29  3,287 3,402
Infrastrutture Wireless Italiane, 3.75%, 4/1/30 (EUR)  5,886 7,100
Meta Platforms, 5.625%, 11/15/55  8,970 8,780
Netflix, 4.625%, 5/15/29 (EUR)  4,705 5,891
Orange, 4.75%, 1/13/33 (1) 3,685 3,725
Orange, 5.00%, 1/13/36 (1) 4,780 4,798
Rogers Communications, VR, 7.00%, 4/15/55 (10) 1,815 1,899
Rogers Communications, VR, 7.125%, 4/15/55 (10) 2,715 2,875
SES, 4.875%, 6/24/33 (EUR) (12) 4,200 5,007
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (1) 2,300 2,424
Veon Midco, 3.375%, 11/25/27  9,420 9,064
67,331
Consumer Cyclical  1.6%
Advance Auto Parts, 7.00%, 8/1/30 (1) 2,035 2,086
Advance Auto Parts, 7.375%, 8/1/33 (1) 4,075 4,176

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ferrari, 3.625%, 5/21/30 (EUR)  3,000 3,651
General Motors Financial, 4.20%, 10/27/28  3,165 3,177
General Motors Financial, 5.45%, 1/8/36 (12) 1,335 1,358
Melco Resorts Finance, 5.75%, 7/21/28  6,100 6,101
Pandora, 4.50%, 4/10/28 (EUR)  4,330 5,287
Vivo Energy Investments, 5.125%, 9/24/27 (1) 2,510 2,507
Vivo Energy Investments, 5.125%, 9/24/27  2,265 2,262
Volkswagen Group of America Finance, 4.45%, 9/11/27 (1) 2,740 2,754
Zhongsheng Group Holdings, 5.98%, 1/30/28  4,650 4,691
38,050
Consumer Non-Cyclical  1.8%
Bacardi-Martini, 5.25%, 1/15/29 (1)(12) 3,736 3,831
Bacardi-Martini, 5.55%, 2/1/30 (1) 2,788 2,895
Cencora, 4.60%, 2/13/33  1,575 1,586
CVS Health, 5.125%, 2/21/30  7,522 7,755
CVS Health, VR, 6.75%, 12/10/54 (10) 4,655 4,853
CVS Health, VR, 7.00%, 3/10/55 (10) 1,940 2,041
HCA, 3.50%, 9/1/30  8,147 7,892
Kernel Holding, 6.75%, 10/27/27  2,080 2,054
LifePoint Health, 11.00%, 10/15/30 (1) 3,850 4,183
Rede D'or Finance, 6.45%, 9/9/35 (1)(12) 4,380 4,510
41,600
Energy  2.3%
FS Luxembourg, 8.625%, 6/25/33  5,600 5,550
Greensaif Pipelines Bidco, 6.51%, 2/23/42  4,340 4,753
Kosmos Energy, 8.75%, 10/1/31 (1)(12) 3,860 2,916
Occidental Petroleum, 8.875%, 7/15/30  6,204 7,207
ONEOK, 4.25%, 9/24/27  6,915 6,947
Raizen Fuels Finance, 6.25%, 7/8/32  1,515 715
Raizen Fuels Finance, 6.45%, 3/5/34 (1)(12) 6,850 3,051
Raizen Fuels Finance, 6.45%, 3/5/34  1,195 532
Raizen Fuels Finance, 6.95%, 3/5/54  2,580 1,080
Tengizchevroil Finance International, 3.25%, 8/15/30 (12) 4,850 4,538
Thaioil Treasury Center, VR, 6.10% (1)(10)(11) 2,010 2,021
Vaca Muerta, FRN, 6M TSFR + 5.38%, 9.335%, 7/8/30, Acquisition
Date: 12/1/25, Cost $2,276 (4) 2,276 2,278
Venture Global LNG, VR, 9.00% (1)(10)(11) 6,675 5,836
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  6,600 7,458
54,882
Industrial Other  0.7%
Booz Allen Hamilton, 5.95%, 8/4/33  6,619 6,792
GMR Hyderabad International Airport, 4.25%, 10/27/27  5,680 5,623
SMIC SG Holdings, 5.375%, 7/24/29  3,525 3,618
16,033

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Technology  2.8%
Broadcom, 4.60%, 7/15/30  4,085 4,174
Cadence Design Systems, 4.20%, 9/10/27  2,325 2,336
Fiserv Funding, 2.875%, 6/15/28 (EUR)  2,466 2,914
Fiserv Funding, 3.50%, 6/15/32 (EUR)  6,740 7,854
Fortinet, 2.20%, 3/15/31  3,627 3,286
Foundry JV Holdco, 6.25%, 1/25/35 (1) 2,010 2,164
Hewlett Packard Enterprise, 4.45%, 9/25/26  6,795 6,812
Kaspi.KZ, 6.25%, 3/26/30 (1) 3,360 3,462
Kaspi.KZ, 6.25%, 3/26/30  2,500 2,576
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 5,420 5,472
Oracle, 4.45%, 9/26/30 (12) 16,375 16,050
Oracle, 5.20%, 9/26/35  2,200 2,126
Oracle, 5.95%, 9/26/55  3,619 3,182
Synopsys, 4.85%, 4/1/30  5,180 5,305
67,713
Transportation  0.3%
Brambles Finance, 1.50%, 10/4/27 (EUR)  3,930 4,576
Fraport Frankfurt Airport Services Worldwide, 1.875%, 3/31/28
(EUR)  1,789 2,081
6,657
Total Industrial 325,043
UTILITY  1.3%
Electric  1.3%
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 3,656 3,785
Enel Finance International, 4.125%, 9/30/28 (1) 650 651
Enel Finance International, 4.375%, 9/30/30 (1) 2,345 2,358
Enel Finance International, 5.00%, 9/30/35 (1) 2,580 2,579
NextEra Energy Capital Holdings, VR, 4.20%, 2/26/56 (EUR) (10) 4,470 5,283
NextEra Energy Capital Holdings, VR, 4.496%, 5/15/56 (EUR) (10) 3,560 4,186
NRG Energy, VR, 10.25% (1)(10)(11) 2,830 3,122
PG&E, VR, 7.375%, 3/15/55 (10) 242 250
Renew Treasury Ifsc, 6.50%, 2/2/31 (1) 3,280 3,286
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33  3,889 4,010
Vistra Operations, 6.00%, 4/15/34 (1) 1,320 1,398
30,908
Natural Gas  0.0%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  1,000 1,176
1,176
Total Utility 32,084
Total Corporate Bonds
(Cost $590,902) 596,587

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  42.2%
Government Guarantee  0.2%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  980 1,248
Magyar Export-Import Bank, 6.125%, 12/4/27 (1) 2,730 2,811
4,059
Local Authorities  0.2%
Central Plaza Development, 7.15%, 3/21/28 (12) 4,900 4,945
4,945
Owned No Guarantee  1.9%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  3,225 3,222
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1)(12) 3,550 3,642
Ecopetrol, 8.375%, 1/19/36  2,195 2,260
Ecopetrol, 8.625%, 1/19/29  1,980 2,114
Korea National Oil, 4.875%, 4/3/28 (1) 3,360 3,428
Navoiyuran State Enterprise, 6.70%, 7/2/30 (1) 2,390 2,472
Petroleos de Venezuela, 9.00%, 11/17/21 (9)(13) 5,059 1,903
Petroleos Mexicanos, 8.75%, 6/2/29  14,297 15,389
Petronas Capital, 5.848%, 4/3/55 (1) 5,885 6,279
Uzbek Industrial & Construction Bank, 21.00%, 7/24/27 (UZS)  45,880,000 4,032
44,741
Sovereign  9.0%
Government of Romania, 5.125%, 9/24/31 (EUR)  1,026 1,265
Government of Romania, 5.375%, 6/7/33 (EUR) (1) 18,541 22,720
Government of Romania, 5.875%, 7/11/32 (EUR)  3,970 5,035
Government of Ukraine, STEP, 0.00%, 2/1/36  3,470 1,977
Government of Ukraine, STEP, 4.50%, 2/1/35  3,983 2,436
Government of Ukraine, STEP, 4.50%, 2/1/36  2,149 1,294
Kingdom of Bahrain, 7.10%, 2/3/38 (1)(12) 2,820 2,831
Kingdom of Jordan, 7.50%, 1/13/29  2,045 2,148
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 7,000 8,407
Kyrgyz Republic, 7.75%, 6/3/30 (1) 16,010 16,751
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 4,140 5,185
Republic of Albania, 5.90%, 6/9/28 (EUR)  800 1,002
Republic of Argentina, STEP, 5.00%, 1/9/38  7,240 5,694
Republic of Benin, 8.375%, 1/23/41  2,738 2,925
Republic of Bulgaria, 5.00%, 3/5/37  3,920 3,961
Republic of Colombia, 5.375%, 1/21/29  16,814 16,816
Republic of Colombia, 8.50%, 4/25/35  15,647 17,205
Republic of Costa Rica, 5.50%, 11/21/30 (EUR) (1) 4,750 5,848
Republic of Costa Rica, 6.001%, 1/16/36 (EUR) (1) 5,000 6,203
Republic of Ecuador, 9.25%, 1/29/39 (1) 1,700 1,728
Republic of Ivory Coast, 6.875%, 4/1/28 (XOF) (1) 5,688,000 10,370

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Kazakhstan, 5.00%, 7/1/32 (1) 11,420 11,672
Republic of Montenegro, 7.25%, 3/12/31 (1) 3,110 3,340
Republic of North Macedonia, 6.96%, 3/13/27 (EUR)  1,875 2,289
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 1,580 1,929
Republic of Serbia, 1.50%, 6/26/29 (EUR)  2,331 2,587
Republic of Serbia, 3.125%, 5/15/27 (EUR)  11,701 13,831
Republic of Serbia, 6.25%, 5/26/28 (1) 1,570 1,636
Republic of Sri Lanka, STEP, 3.35%, 3/15/33  6,300 5,908
Republic of Sri Lanka, STEP, 3.60%, 5/15/36  3,760 3,751
Republic of Suriname, 8.50%, 11/6/35 (1) 3,520 3,759
Republic of Türkiye, 5.15%, 3/10/34 (EUR)  4,580 5,468
Republic of Benin, 4.95%, 1/22/35 (EUR)  2,433 2,716
United Mexican States, 5.625%, 2/9/34  4,730 4,787
United Mexican States, 6.125%, 2/9/38  8,760 8,888
214,362
Supranational  0.2%
Corp. Andina de Fomento, VR, 6.75% (1)(10)(11) 4,810 5,059
5,059
Treasuries  30.7%
Arab Republic of Egypt Treasury Bills, 25.501%, 9/15/26 (EGP)  189,300 3,497
Arab Republic of Egypt Treasury Bills, 25.70%, 10/6/26 (EGP)  189,600 3,461
Arab Republic of Egypt Treasury Bills, 26.11%, 6/16/26 (EGP)  360,000 7,009
Arab Republic of Egypt Treasury Bills, 26.138%, 3/17/26 (EGP)  171,000 3,528
Arab Republic of Egypt Treasury Bills, 26.70%, 3/31/26 (EGP)  170,950 3,494
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/31 (BRL)  32,705 5,713
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54 (EUR)  6,316 6,355
Commonwealth of Australia, Series 171, 4.25%, 12/21/35 (AUD)  3,560 2,456
Czech Republic, 1.50%, 4/24/40 (CZK)  256,950 8,538
Czech Republic, 1.95%, 7/30/37 (CZK)  32,990 1,257
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/33 (EUR)  27,458 31,324
Federal Republic of Nigeria OMO Bill, 21.825%, 3/10/26 (NGN)  12,781,000 9,337
Federal Republic of Nigeria OMO Bill, Series 364D, 19.857%, 6/2/26
(NGN)  4,800,000 3,352
Government of Japan, 1.30%, 3/20/63 (JPY)  338,700 1,215
Government of Japan, 2.20%, 6/20/54 (JPY)  419,700 2,125
Government of Japan, 2.40%, 3/20/55 (JPY)  2,822,100 14,903
Government of Japan, Inflation-Indexed, 0.005%, 3/10/34 (JPY)  5,789,979 36,200
Government of Japan, Inflation-Indexed, 0.005%, 3/10/35 (JPY)  6,096,370 37,693
Government of Japan, Series 175, 0.50%, 12/20/40 (JPY)  4,000,000 19,001
Government of Japan, Series 18, 3.10%, 3/20/65 (JPY)  1,040,150 6,170
Government of Japan, Series 183, 1.60%, 12/20/30 (JPY)  5,890,900 37,761
Government of Japan, Series 381, 2.10%, 12/20/35 (JPY)  14,471,900 92,560
Government of Malaysia, 3.733%, 6/15/28 (MYR)  15,960 4,163

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Government of Malaysia, 4.498%, 4/15/30 (MYR)  222,380 59,836
Government of Malaysia, 4.642%, 11/7/33 (MYR)  50,129 13,919
Government of New Zealand, 2.75%, 5/15/51 (NZD)  17,850 7,298
Government of New Zealand, 4.25%, 5/15/36 (NZD)  70,712 42,105
Government of New Zealand, 5.00%, 5/15/54 (NZD)  41,180 24,741
Government of Romania, Series 5Y, 4.25%, 4/28/36 (RON)  112,175 22,184
Kingdom of Belgium, 3.30%, 6/22/54 (EUR) (1) 14,944 15,422
Kingdom of Spain, 1.90%, 10/31/52 (EUR) (1) 5,852 4,710
Kingdom of Sweden, Inflation-Indexed, 0.125%, 6/1/32 (SEK)  66,174 7,008
Republic of Estonia, 3.25%, 1/17/34 (EUR)  4,173 5,011
Republic of France, Series OAT, 2.70%, 2/25/31 (EUR) (1) 25,022 29,787
Republic of France, Series OAT, 3.25%, 5/25/55 (EUR) (1) 16,170 16,145
Republic of Indonesia, 6.375%, 4/15/32 (IDR)  151,695,000 9,220
Republic of Indonesia, 7.375%, 10/15/30 (IDR)  45,886,000 2,913
Republic of Poland, 4.875%, 10/4/33  18,265 18,771
Republic of Poland, 5.00%, 10/25/34 (PLN)  9,547 2,709
Republic of Slovenia, 3.125%, 7/2/35 (EUR)  10,960 13,096
Republic of Sri Lanka, 9.75%, 7/1/30 (LKR)  827,000 2,693
Republic of Sri Lanka, 11.00%, 5/15/30 (LKR)  723,000 2,445
Republic of Zambia, Series 10Y, 17.50%, 12/22/35 (ZMW)  47,210 2,618
Republic of Zambia, Series 5Y, 16.49%, 12/22/30 (ZMW)  30,790 1,701
United Kingdom Gilt, 4.375%, 3/7/30 (GBP)  24,700 34,144
United Kingdom Gilt, 4.375%, 1/31/40 (GBP)  14,324 18,770
United Kingdom Gilt, 4.375%, 7/31/54 (GBP)  22,390 27,160
United Mexican States, 7.75%, 11/23/34 (MXN)  88,164 4,888
730,406
Total Foreign Government Obligations & Municipalities
(Cost $973,163) 1,003,572
MUNICIPAL SECURITIES  1.2%
Colorado  0.2%
Colorado HFA, Covenant Living Community, Series B, 3.36%,
12/1/30  3,955 3,764
3,764
Puerto Rico  0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (14) 15,133 10,329
10,329
Texas  0.1%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 3,610 3,618
3,618

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia  0.4%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,140 9,710
9,710
West Virginia  0.1%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  1,940 1,882
1,882
Total Municipal Securities
(Cost $30,396) 29,303
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.4%
Collateralized Mortgage Obligations  1.1%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM, 2.336%, 4/25/66 (1) 1,830 1,407
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.431%, 9/25/29, Acquisition
Date: 8/29/24, Cost $1,727 (2)(4) 1,727 1,732
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 54 50
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO,ARM, SOFR30A + 1.35%,
5.012%, 3/20/56 (1) 1,299 1,303
NRZT
Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1) 4,577 4,610
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 1,095 882
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM, 3.547%, 2/25/47 (1) 2,425 2,088
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 2 2
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM, 1.593%, 11/25/55 (1) 116 112
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1B, CMO, ARM, SOFR30A + 2.40%,
6.067%, 2/25/42 (1) 590 597
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.617%, 9/25/45 (1) 1,410 1,413
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM, SOFR30A + 0.90%,
4.567%, 10/25/45 (1) 5,419 5,423
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.767%, 10/25/45 (1) 1,845 1,848

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class M1, CMO, ARM, SOFR30A + 1.15%,
4.817%, 2/25/45 (1) 1,276 1,276
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM, SOFR30A + 1.00%,
4.658%, 2/25/46 (1) 2,940 2,940
Verus Securitization Trust
Series 2023-8, Class A3, CMO, STEP, 6.968%, 12/25/68 (1) 956 966
26,649
Commercial Mortgage-Backed Securities  1.3%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM, 1M TSFR + 1.38%, 5.049%,
9/15/34 (1) 995 989
BBCMS Trust
Series 2015-SRCH, Class D, ARM, 4.957%, 8/10/35 (1) 3,832 3,688
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM, 5.451%, 10/10/42 (1) 815 832
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.302%,
12/15/39 (1) 1,184 1,185
BX Trust
Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%, 5.36%,
12/15/44 (1) 2,520 2,522
BX Trust
Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%, 5.76%,
12/15/44 (1) 3,546 3,553
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM, 3.597%, 2/10/47  471 465
Extended Stay America Trust
Series 2025-ESH, Class C, ARM, 1M TSFR + 1.85%, 5.51%,
10/15/42 (1) 1,210 1,213
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 5.60%,
5/15/37 (1) 1,540 1,539
Ilpt Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1) 4,315 3,992
NYC Commercial Mortgage Trust
Series 2025-28L, Class B, ARM, 5.007%, 11/5/38 (1) 1,145 1,155
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 5,991 4,424
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 5.401%,
5/15/39 (1) 1,290 1,290

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMRT
Series 2022-MINI, Class D, ARM, 1M TSFR + 1.95%, 5.61%,
1/15/39 (1) 4,470 4,466
31,313
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $58,822) 57,962
PRIVATE INVESTMENT COMPANY  0.1%
Government Guarantee  0.1%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $990 (4)(9) † 1,376
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $660 (4)(9) † 815
Total Private Investment Company
(Cost $1,650) 2,191
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  3.5%
U.S. Treasury Obligations  3.5%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28 (15) 83,845 84,359
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $84,027) 84,359
SHORT-TERM INVESTMENTS  11.7%
Money Market Funds  5.7%
T. Rowe Price Government Reserve Fund, 3.73% (7)(16) 135,593 135,593
135,593
U.S. Treasury Obligations  6.0%
U.S. Treasury Bills, 3.599%, 4/2/26 (15) 143,600 143,153
143,153
Total Short-Term Investments
(Cost $278,737) 278,746

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL  1.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 3.67% (7)(16) 10,603 10,603
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 10,603
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Treasury Reserve Fund, 3.67% (7)(16) 28,693 28,693
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 28,693
Total Securities Lending Collateral
(Cost $39,296) 39,296
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 3/27/26 @
$110.00 (9) 630 71,702 —
U.S. Treasury 10-Year Notes Futures, Put, 3/27/26 @
$110.50 (9) 630 71,702 —
U.S. Treasury 10-Year Notes Futures, Put, 3/27/26 @
$111.00 (9) 630 71,702 10
Total Exchange-Traded Options Purchased (Cost $697) 10
a a a a
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Deutsche Bank
10 Year Interest Rate Swap,
5/7/36 Receive Fixed 3.83%
Annually, Pay Variable 3.68%
(SOFR) Annually, 5/5/26 @
3.83%* (9) 1 70,000 1,851

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
10 Year Interest Rate Swap,
5/7/36 Receive Fixed 3.83%
Annually, Pay Variable 3.68%
(SOFR) Annually, 5/5/26 @
3.83%* (9) 1 70,000 1,852
Total OTC Options Purchased (Cost $1,666) 3,703
Total Options Purchased (Cost $2,363) 3,713
Total Investments in Securities 102.5%
(Cost $2,406,592) $ 2,439,852
Other Assets Less Liabilities (2.5)% (60,325)
Net Assets 100.0% $ 2,379,527
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $637,222 and represents 26.8% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $9,511 and represents 0.4% of net assets.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) Affiliated Companies
(8) SEC 30-day yield
(9) Non-income producing

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Perpetual security with no stated maturity date.
(12) All or a portion of this security is on loan at February 28, 2026.
(13) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(14) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(15) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M SGD SIBOR One month SGD SIBOR (Singapore interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
HFA Health Facility Authority
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
LKR Sri Lanka Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TONA Tokyo overnight average rate
TRY Turkish Lira
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
UZS Uzbekistani Som
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
XOF CFA Franc Bceao
ZMW Zambian Kwacha

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Call, 3/27/26
@ $113.50 632 71,930 (464)
U.S. Treasury 10-Year Notes Futures, Call, 3/27/26
@ $114.00 843 95,944 (422)
U.S. Treasury 10-Year Notes Futures, Call, 3/27/26
@ $114.50 632 71,930 (217)
Total Options Written (Premiums $(915)) $ (1,103)

T. ROWE PRICE Global Multi-Sector Bond Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (7.4)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (7.4)%
U.S. Government Agency Obligations  (7.4)%
UMBS, TBA
2.00%, 3/1/56  21,365 (17,700)
2.50%, 3/1/56  20,425 (17,695)
3.00%, 3/1/56  19,585 (17,716)
4.00%, 3/1/56  42,435 (41,253)
4.50%, 3/1/56  41,245 (40,785)
5.00%, 3/1/56  40,490 (40,672)
Total TBA Sales Commitments (Proceeds $(172,908)) (175,821)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS (0.3)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.2)%
Credit Default Swaps, Protection Sold (0.2)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 * 4,200 129 (80) 209
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 268 27 19 8
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S18, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/17/57 5,676 (457) (346) (111)
Goldman Sachs, Protection Sold
(Relevant Credit: Socialist Republic
of Vietnam, BB+*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 * 5,245 22 6 16
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 267 26 18 8
Morgan Stanley, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S18, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/57 11,352 (913) (730) (183)
Morgan Stanley, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S18, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/17/57 29,072 (2,340) (1,796) (544)
Total Bilateral Credit Default Swaps, Protection
Sold (2,909) (597)
Total Bilateral Swaps (2,909) (597)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Dow Chemical), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 17,317 37 (69) 106
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 6,505 (58) 423 (481)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (375)
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 * 10,548 153 54 99
Total Centrally Cleared Credit Default Swaps,
Protection Sold 99
Interest Rate Swaps (0.0)%
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.728% (JPY TONA) Annually, 2/11/30
(JPY) 14,136,253 1,697 — 1,697
5 Year Interest Rate Swap, Pay Fixed
1.194% Annually, Receive Variable
0.626% (JPY TONA) Annually, 11/4/30
(JPY) 2,325,314 176 — 176
5 Year Interest Rate Swap, Pay Fixed
2.792% Semi-Annually, Receive Variable
2.290% (CORRA) Semi-Annually,
1/23/31 (CAD) 81,041 (817) — (817)
5 Year Interest Rate Swap, Pay Fixed
4.208% Annually, Receive Variable
3.830% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 92,297 (1,068) — (1,068)
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
3.940% (6M PLN WIBOR) Semi-
Annually, 6/10/30 (PLN) 89,773 (1,060) — (1,060)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/11/30 (PLN) 22,729 (272) — (272)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/11/30 (PLN) 22,728 (282) — (282)
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 (PLN) 68,185 (867) — (867)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 (PLN) 68,185 (872) — (872)
5 Year Interest Rate Swap, Receive
Fixed 2.395% Annually, Pay Variable
2.106% (6M EURIBOR) Semi-Annually,
10/9/30 (EUR) 21,468 115 — 115
5 Year Interest Rate Swap, Receive
Fixed 3.431% Annually, Pay Variable
3.550% (6M CZK PRIBOR) Semi-
Annually, 10/15/29 (CZK) 374,105 (29) — (29)
7 Year Interest Rate Swap, Receive
Fixed 13.008% at Maturity, Pay Variable
14.900% (BRL CDI) at Maturity, 1/3/33
(BRL) 77,200 (10) — (10)
10 Year Interest Rate Swap, Pay Fixed
2.681% Annually, Receive Variable
2.145% (6M EURIBOR) Semi-Annually,
8/27/35 (EUR) 20,890 (420) — (420)
10 Year Interest Rate Swap, Receive
Fixed 2.140% Semi-Annually, Pay
Variable 1.063% (1M SGD SIBOR)
Semi-Annually, 1/29/36 (SGD) 13,760 229 — 229
10 Year Interest Rate Swap, Receive
Fixed 2.141% Semi-Annually, Pay
Variable 1.070% (1M SGD SIBOR)
Semi-Annually, 1/28/36 (SGD) 13,760 231 — 231
10 Year Interest Rate Swap, Receive
Fixed 2.200% Semi-Annually, Pay
Variable 1.075% (1M SGD SIBOR)
Semi-Annually, 1/28/36 (SGD) 27,450 579 — 579
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
12/13/39 (EUR) 6,925 615 — 615

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
12/13/39 (EUR) 3,455 300 — 300
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.170% (6M EURIBOR) Semi-Annually,
12/16/39 (EUR) 3,470 286 — 286
Total Centrally Cleared Interest Rate Swaps (1,469)
Zero-Coupon Inflation Swaps (0.1)%
3 Year Zero-Coupon Inflation Swap
Pay Fixed 2.645% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/1/28 140,760 (1,048) — (1,048)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.426% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/10/30 61,263 (166) — (166)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.436% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/10/30 68,137 (218) — (218)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (1,432)
Total Centrally Cleared Swaps (3,177)
Net payments (receipts) of variation margin to date 2,894
Variation margin receivable (payable) on centrally cleared swaps $ (283)
*
Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(24).

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 3/6/26 COP 61,267,098 USD 16,403 $ (108)
Bank of America 3/6/26 USD 2,236 PHP 132,639 (63)
Bank of America 3/13/26 USD 16,932 SGD 21,777 (305)
Bank of America 5/5/26 COP 4,724,257 USD 1,239 (2)
Barclays Bank 3/6/26 USD 4,383 COP 16,663,514 (49)
Barclays Bank 4/16/26 TRY 130,943 USD 2,824 36
Barclays Bank 4/24/26 USD 19,330 JPY 3,039,822 (238)
BNP Paribas 3/9/26 USD 32,703 MYR 135,012 (2,007)
BNP Paribas 4/10/26 USD 1,481 IDR 24,880,284 1
BNP Paribas 4/10/26 USD 5,584 IDR 94,129,031 (16)
BNP Paribas 4/24/26 CAD 1,681 USD 1,235 —
BNP Paribas 4/24/26 NZD 67,431 USD 39,901 637
BNP Paribas 4/24/26 USD 1,923 CHF 1,471 (2)
BNP Paribas 4/24/26 USD 109,473 NZD 189,614 (4,518)
BNP Paribas 5/22/26 USD 111,516 GBP 82,148 777
BNP Paribas 5/22/26 USD 4,043 GBP 3,007 (10)
BNY Mellon 3/3/26 BRL 69,269 USD 13,452 44
BNY Mellon 3/3/26 USD 12,688 BRL 69,270 (808)
Citibank 3/6/26 COP 43,728,202 USD 11,571 59
Citibank 3/6/26 KZT 6,061,075 USD 11,523 601
Citibank 3/12/26 EGP 917,958 USD 15,777 3,121
Citibank 3/12/26 USD 3,044 EGP 176,059 (581)
Citibank 3/13/26 CNH 82,431 USD 11,780 248
Citibank 3/13/26 USD 6,274 SGD 8,038 (88)
Citibank 3/31/26 SEK 210,510 USD 23,765 (399)
Citibank 3/31/26 USD 59,932 SEK 529,514 1,157
Citibank 4/10/26 NGN 7,961,625 USD 5,097 665
Citibank 4/10/26 USD 1,306 IDR 21,888,154 4
Citibank 4/10/26 USD 7,786 IDR 130,968,638 (6)
Citibank 4/17/26 CZK 589,080 USD 28,273 467
Citibank 4/17/26 CZK 483,226 USD 23,603 (28)
Citibank 4/17/26 RON 24,696 USD 5,641 71
Citibank 4/17/26 USD 16,754 RON 72,868 (101)
Citibank 4/24/26 JPY 2,383,350 USD 15,686 (343)
Citibank 4/24/26 NZD 30,067 USD 17,345 731
Citibank 4/24/26 USD 44,939 CHF 35,626 (1,696)
Citibank 4/24/26 USD 44,778 JPY 6,805,537 969
Citibank 4/24/26 USD 1,654 NZD 2,773 (13)
Citibank 5/12/26 EGP 514,286 USD 10,143 93

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 5/22/26 EUR 5,750 USD 6,784 $ 38
Citibank 5/22/26 USD 4,272 EUR 3,606 (7)
Deutsche Bank 3/6/26 COP 39,802,117 USD 10,802 (216)
Deutsche Bank 3/6/26 USD 2,281 PHP 135,291 (65)
Deutsche Bank 3/9/26 MYR 43,468 USD 11,148 27
Deutsche Bank 4/17/26 CZK 82,779 USD 4,036 2
Deutsche Bank 4/24/26 JPY 994,698 USD 6,544 (140)
Goldman Sachs 3/3/26 BRL 310,303 USD 56,496 3,962
Goldman Sachs 3/3/26 USD 59,387 BRL 310,303 (1,071)
Goldman Sachs 4/17/26 USD 24,049 CZK 499,139 (303)
Goldman Sachs 4/24/26 USD 26,815 JPY 4,094,252 459
Goldman Sachs 5/22/26 USD 2,473 EUR 2,077 8
HSBC Bank 3/3/26 BRL 63,741 USD 11,681 738
HSBC Bank 3/3/26 USD 12,378 BRL 63,741 (41)
HSBC Bank 3/6/26 COP 40,155,022 USD 10,537 143
HSBC Bank 4/10/26 KRW 33,928,115 USD 23,690 (102)
HSBC Bank 4/24/26 JPY 438,695 USD 2,814 11
HSBC Bank 4/24/26 USD 1,191 JPY 182,576 16
HSBC Bank 4/24/26 USD 36,108 JPY 5,664,275 (355)
HSBC Bank 5/8/26 LKR 73,252 USD 235 —
HSBC Bank 5/8/26 USD 5,257 LKR 1,644,629 (22)
HSBC Bank 5/22/26 EUR 911 USD 1,077 3
HSBC Bank 5/22/26 USD 5,806 EUR 4,899 (6)
JPMorgan Chase 3/6/26 PHP 1,842,838 USD 31,170 777
JPMorgan Chase 3/6/26 USD 4,427 PHP 262,624 (126)
JPMorgan Chase 3/13/26 CNH 197,968 USD 28,589 298
JPMorgan Chase 3/13/26 USD 28,050 CNH 197,056 (705)
JPMorgan Chase 4/10/26 USD 11,841 INR 1,078,207 38
JPMorgan Chase 4/24/26 CHF 1,601 USD 2,104 (9)
JPMorgan Chase 4/24/26 JPY 470,828 USD 3,001 30
JPMorgan Chase 4/24/26 USD 2,344 JPY 355,731 54
JPMorgan Chase 5/22/26 USD 10,412 GBP 7,657 91
Morgan Stanley 3/6/26 COP 26,388,635 USD 7,192 (174)
Morgan Stanley 5/22/26 USD 350,724 EUR 294,842 898
Morgan Stanley 5/22/26 USD 6,374 EUR 5,386 (17)
Nomura Securities
International 4/10/26 KRW 34,469,710 USD 23,616 348
Nomura Securities
International 4/24/26 JPY 3,631,805 USD 23,905 (526)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 3/6/26 USD 24,355 COP 92,936,819 $ (363)
RBC Dominion
Securities 4/10/26 USD 6,822 IDR 114,643,416 1
RBC Dominion
Securities 4/17/26 MXN 328,076 USD 18,082 880
RBC Dominion
Securities 4/24/26 CAD 5,820 USD 4,228 49
RBC Dominion
Securities 5/8/26 CLP 14,783,022 USD 17,098 (163)
Societe Generale 3/3/26 BRL 255,124 USD 48,298 1,409
Societe Generale 3/3/26 USD 48,114 BRL 255,124 (1,593)
Societe Generale 4/10/26 IDR 72,356,023 USD 4,302 3
Societe Generale 4/10/26 IDR 169,865,655 USD 10,152 (46)
Societe Generale 5/8/26 CLP 4,862,190 USD 5,628 (58)
Standard Chartered 3/6/26 USD 22,238 PHP 1,312,284 (512)
Standard Chartered 3/9/26 USD 40,979 MYR 169,933 (2,709)
Standard Chartered 3/13/26 USD 11,356 CNH 78,981 (169)
Standard Chartered 4/10/26 USD 39,533 IDR 666,351,545 (111)
Standard Chartered 4/24/26 AUD 1,996 USD 1,338 82
State Street 4/17/26 USD 41,023 CZK 855,197 (700)
State Street 4/24/26 USD 37,522 JPY 5,883,081 (349)
Toronto-Dominion Bank 3/6/26 USD 10,544 COP 40,927,751 (341)
UBS Investment Bank 3/3/26 BRL 160,100 USD 31,091 103
UBS Investment Bank 3/3/26 USD 30,752 BRL 160,100 (441)
UBS Investment Bank 3/6/26 COP 40,941,238 USD 10,654 235
UBS Investment Bank 3/6/26 USD 13,738 COP 52,964,510 (349)
UBS Investment Bank 4/24/26 USD 3,496 AUD 5,233 (227)
UBS Investment Bank 4/24/26 USD 13,377 CHF 10,500 (368)
UBS Investment Bank 4/24/26 USD 14,450 JPY 2,255,260 (68)
UBS Investment Bank 5/15/26 USD 21,837 PLN 77,270 212
UBS Investment Bank 6/2/26 BRL 160,100 USD 30,106 408
Wells Fargo 3/6/26 COP 46,888,298 USD 12,285 186
Wells Fargo 3/6/26 USD 9,626 COP 35,733,454 123
Wells Fargo 3/6/26 USD 10,315 COP 38,970,579 (50)
Wells Fargo 6/5/26 COP 20,973,984 USD 5,423 27
Wells Fargo 6/5/26 COP 35,733,454 USD 9,427 (143)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2,686)

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 246 Commonwealth of Australia ten year
bond contracts 3/26 19,357 $ 267
Short, 71 Government of Japan ten year bond
contracts 3/26 (60,377) 236
Short, 481 Republic of South Korea ten year bond
contracts 3/26 (37,734) (290)
Long, 3,110 Republic of South Korea three year
bond contracts 3/26 228,175 655
Short, 181 Euro BOBL contracts 6/26 (25,258) (43)
Long, 362 Euro BTP contracts 6/26 52,154 77
Long, 136 Euro BUND contracts 6/26 20,762 59
Short, 132 Euro BUXL thirty year bond contracts 6/26 (17,675) (141)
Long, 127 Euro OAT contracts 6/26 18,524 36
Long, 172 Euro SCHATZ contracts 6/26 21,744 10
Short, 681 Government of Canada ten year bond
contracts 6/26 (61,328) (216)
Long, 275 U.K. Gilt ten year contracts 6/26 34,718 474
Short, 687 U.S. Treasury Long Bond contracts 6/26 (81,388) (613)
Short, 963 U.S. Treasury Notes five year contracts 6/26 (106,065) (309)
Long, 149 U.S. Treasury Notes ten year contracts 6/26 16,958 73
Short, 662 U.S. Treasury Notes two year contracts 6/26 (138,539) (156)
Long, 308 Ultra U.S. Treasury Bonds contracts 6/26 37,451 356
Long, 1,683 Ultra U.S. Treasury Notes ten year
contracts 6/26 196,464 1,050
Short, 925 Three Month SOFR Futures contracts 3/27 (224,185) (453)
Net payments (receipts) of variation margin to date (884)
Variation margin receivable (payable) on open futures contracts $ 188

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.48%  $ (365) $ (785) $ 2,396
T. Rowe Price Government Reserve Fund,
3.73% — — 3,179++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ (365)# $ (785) $ 5,575+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.48%  $ — $ 56,996 $ 24,065 $ 32,146
T. Rowe Price Government
Reserve Fund, 3.73% 165,640  ¤  ¤ 135,593
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 39,296
Total $ 207,035^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,575 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $207,820.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Global Multi-Sector Bond Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Multi-Sector Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Global Multi-Sector Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Global Multi-Sector Bond Fund

Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,714,343 $ — $ 1,714,343
Asset-Backed Securities — 243,229 3,310 246,539
Bank Loans — 57,954 6,962 64,916
Bond Funds 32,146 — — 32,146
Common Stocks — — — —
Non-U.S. Government
Mortgage-Backed Securities — 56,230 1,732 57,962
Private Investment Company
2
— — — 2,191
Short-Term Investments 135,593 143,153 — 278,746
Securities Lending Collateral 39,296 — — 39,296
Options Purchased 10 3,703 — 3,713
Total Securities 207,045 2,218,612 12,004 2,439,852
Swaps* — 4,637 — 4,637
Forward Currency Exchange
Contracts — 21,340 — 21,340
Futures Contracts* 3,293 — — 3,293
Total $ 210,338 $ 2,244,589 $ 12,004 $ 2,469,122
Liabilities
TBA Sales Commitments $ — $ 175,821 $ — $ 175,821
Options Written 1,103 — — 1,103
Swaps* — 11,320 — 11,320
Forward Currency Exchange
Contracts — 24,026 — 24,026
Futures Contracts* 2,221 — — 2,221
Total $ 3,324 $ 211,167 $ — $ 214,491

T. ROWE PRICE Global Multi-Sector Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F175-054Q3 02/26
1
Includes Convertible Bonds, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.